Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Components of Income Tax Expense (Recovery) Recognized
The following table presents
income tax expense (recovery) recognized in the Consolidated Statements of Income.

For the years ended December 31,	2019	2018
Current tax
Current year	$1,246	$(327)
Adjustments related to prior year	(74)	29
Total current tax	1,172	(298)
Deferred tax
Change related to temporary differences	(454)	1,250
Impact of U.S. Tax Reform	–	(320)
Total deferred tax	(454)	930
Income tax expense	$718	$632
The following table discloses income tax expense (recovery) recognized directly in
equity.

For the years ended December 31,	2019	2018
Recognized in other comprehensive income
Current income tax expense (recovery)	$92	$2
Deferred income tax expense (recovery)	366	(148)
Total recognized in other comprehensive income	$458	$(146)
Recognized in equity, other than other comprehensive income
Current income tax expense (recovery)	$5	$6
Deferred income tax expense (recovery)	(6)	(7)
Total income tax recognized directly in equity	$(1)	$(1)

Summary of Reconciliation of Income Tax Expense
The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 26.75 per cent for the year ended December 31, 2019 (2018 – 26.75 per cent) due to the following reasons
.

For the years ended December 31,	2019	2018
Income before income taxes	$6,220	$5,519
Income tax expense at Canadian statutory tax rate	$1,66 4	$1,476
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(260)	(200)
Differences in tax rate on income not subject to tax in Canada	(754)	(391)
Adjustments to taxes related to prior years	(106)	(71)
Impact of U.S. Tax Reform	–	(320)
Other differences	17 4	138
Income tax expense	$718	$632

Summary of Deferred Tax Assets and Liabilities
The following table presents the Company’s deferred tax assets and liabilities reflected on the Consolidated Statement of Financial Position.

As at December 31 ,	2019	2018
Deferred tax assets	$4,574	$4,318
Deferred tax liabilities	(1,972)	(1,814)
Net deferred tax assets (liabilities)	$2,602	$2,504

Components of Deferred Tax Assets and Liabilties
The following table presents movement of deferred tax assets and liabilities.

As at December 31, 2019	Balance, January 1, 2019	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2019
Loss carry forwards	$1,019	$(18)	$(278)	$–	$(1)	$(17)	$705
Actuarial liabilities	5,466	–	3,093	–	(1)	(115)	8,443
Pensions and post-employment benefits	242	–	4	(20)	–	–	226
Tax credits	261	–	(253)	–	–	(8)	–
Accrued interest	1	–	–	–	–	–	1
Real estate	(959)	–	(110)	–	–	23	(1,046)
Securities and other investments	(2,689)	–	(1,863)	(347)	39	156	(4,704)
Sale of investments	(87)	–	17	–	–	1	(69)
Goodwill and intangible assets	(847)	–	(49)	–	–	20	(876)
Other	97	(37)	(107)	1	(31)	(1)	(78)
Total	$2,504	$(55)	$454	$(366)	$6	$59	$2,602

As at December 31, 2018	Balance, January 1, 2018	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2018
Loss carry forwards	$596	$–	$387	$–	$7	$29	$1,019
Actuarial liabilities	7,878	–	(2,697)	–	3	282	5,466
Pensions and post-employment benefits	208	–	27	7	–	–	242
Tax credits	454	–	(224)	–	–	31	261
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,062)	–	150	(1)	–	(46)	(959)
Securities and other investments	(3,807)	–	1,234	136	1	(253)	(2,689)
Sale of investments	(105)	–	18	–	–	–	(87)
Goodwill and intangible assets	(825)	–	18	–	–	(40)	(847)
Other	(50)	–	157	6	(4)	(12)	97
Total	$3,288	$–	$(930)	$148	$7	$(9)	$2,504